PROPERTY AND EQUIPMENT, NET - Narrative (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) item	Dec. 31, 2016 CNY (¥) item	Dec. 31, 2015 CNY (¥) item
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 752,960	¥ 673,784	¥ 648,277
Number of hotels demolished | item	3	2	1
Property and equipment written off	¥ 2,829	¥ 9,905	¥ 2,301
Gain (loss) on demolition of property and equipment	¥ (868)	¥ (7,205)	¥ 5,519
Number of leased hotels likely to be demolished | item	7
Aggregate carrying amount of property and equipment at the leased hotels likely to be demolished	¥ 21,792
Impairment loss	¥ 0